Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net Income (loss)	$ (328,817)	$ (45,036)	$ (129,514)	$ (606,292)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	390		263
Allowance for doubtful accounts	(7,632)	13,468	13,468	(83,437)
Allowance for obsolete inventory	(243,564)	62,727	62,727	356,684
Equity in loss of unconsolidated investee	99,775	148,508	223,771
Stock-based compensation	99,260
Realized loss on investment				3,060
Changes in assets and liabilities:
Accounts receivable	(227,885)	(116,489)	(18,280)	156,706
Other receivable	(46,052)	139,513	91,661	(182,100)
Inventories	214,560	130,930	206,230	66,547
Advances to suppliers	10,630	(7,849)	(52,942)	(14,953)
Prepaid expenses and other current assets	(4,363)		(862)	18,999
Other assets - current			48	(619)
Restricted cash	(208)	300	893	7,673
Accounts payable	(42,472)	(56,646)	(95,250)	26,512
Deferred compensation	25,800	38,700	78,300	78,300
Accrued expenses and other current liabilities	25,393	(42,921)	(62,018)	108,858
Net cash provided (used) by operating activities	(425,185)	265,205	318,495	(64,062)
Cash flows from investing activities:
Purchase of property and equipment	(1,979)	(1,595)	(1,655)
Purchase of long-term investment		(320,105)	(322,676)
Proceeds from sale of investments				30,690
Net cash used by investing activities	(1,979)	(321,700)	(324,331)	30,690
Cash flows from financing activities:
Proceeds from convertible debenture		96,962
Repayment of convertible debenture			(70,000)
Proceeds from issuance of common stock			850,000
Net cash provided by financing activities		96,962	780,000
Effect of exchange rate changes on cash and cash equivalents	562	(4,385)	(5,093)	103
Net increase (decrease) in cash	(426,602)	36,082	769,071	(33,269)
Cash and cash equivalents - beginning of period	893,183	124,112	124,112	157,381
Cash and cash equivalents - end of period	466,581	160,194	893,183	124,112
Cash paid during the period for:
Income taxes	7,838
Interest			57,733	47,857
Supplemental disclosure of cash flows for non-cash transaction
Issuance of common shares in connection with exercise of convertible debentures and related interest payable			817,500
Forgiveness of accrued officer compensation and accrued interest			$ 563,804